Long-term debt - Schedule of Changes in Debt Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 57,228	$ 75,134
Revolving credit facility draw downs	150,000
Lease liabilities incurred	5,457	11,882
Lease liabilities terminated	(6,341)
Debt acquired as part of Sabina acquisition (Note 6)	10,486
Debt repayments	(19,525)	(26,418)
Foreign exchange (gains) losses	740	(4,934)
Reclass of deferred financing costs from other assets (Note 12)	(8,311)
Non-cash interest and financing expense	2,391	1,564
Ending balance	192,125	57,228
Current portion	(16,256)	(15,519)
Current portion	175,869	41,709
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Beginning balance	0	0
Revolving credit facility draw downs	150,000
Lease liabilities incurred	0	0
Lease liabilities terminated	0
Debt acquired as part of Sabina acquisition (Note 6)	0
Debt repayments	0	0
Foreign exchange (gains) losses	0	0
Reclass of deferred financing costs from other assets (Note 12)	(8,311)
Non-cash interest and financing expense	946	0
Ending balance	142,635	0
Current portion	0
Current portion	142,635
Equipment loans
Disclosure of detailed information about borrowings [line items]
Beginning balance	23,974	46,273
Revolving credit facility draw downs	0
Lease liabilities incurred	0	0
Lease liabilities terminated	0
Debt acquired as part of Sabina acquisition (Note 6)	9,431
Debt repayments	(13,301)	(19,802)
Foreign exchange (gains) losses	410	(2,716)
Reclass of deferred financing costs from other assets (Note 12)	0
Non-cash interest and financing expense	137	219
Ending balance	20,651	23,974
Current portion	(11,316)
Current portion	9,335
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Beginning balance	33,254	28,861
Revolving credit facility draw downs	0
Lease liabilities incurred	5,457	11,882
Lease liabilities terminated	(6,341)
Debt acquired as part of Sabina acquisition (Note 6)	1,055
Debt repayments	(6,224)	(6,616)
Foreign exchange (gains) losses	330	(2,218)
Reclass of deferred financing costs from other assets (Note 12)	0
Non-cash interest and financing expense	1,308	1,345
Ending balance	28,839	$ 33,254
Current portion	(4,940)
Current portion	$ 23,899